Annual Total Returns - A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund
Prospectus [Line Items]
Annual Return [Percent]	4.32%	9.99%	13.69%	(16.13%)	22.92%	15.08%	25.64%	(11.76%)	13.92%	21.08%
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	7.68%	10.86%	9.23%	(12.42%)	33.91%	(1.47%)	27.83%	(17.56%)	11.70%	31.02%
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund
Prospectus [Line Items]
Annual Return [Percent]	13.04%	10.41%	12.19%	(8.75%)	17.84%	2.53%	17.49%	(7.20%)	9.13%	9.13%